Document and Entity Information	9 Months Ended
May 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	PLATINUM GROUP METALS LTD
Entity Central Index Key	0001095052
Current Fiscal Year End Date	--08-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	May 31, 2021